Short-term debt (Narrative) (Details)	Nov. 01, 2018 USD ($)	Aug. 03, 2018 USD ($)	Mar. 21, 2019 USD ($)	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (greater than)				3.0
Ratio of net indebtedness to EBITDA, debt covenant				4.07	3.83	4.02	4.05	3.80	4.02	4.05	4.12	4.21	4.08	4.40	4.80
Revolving Credit Facility | Bank Of America, N.A.
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount		$ 25,000,000
Revolving Credit Facility | JP Morgan Chase Bank, N.A.
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility | LIBOR | Bank Of America, N.A.
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.40%
Revolving Credit Facility | LIBOR | JP Morgan Chase Bank, N.A.
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	2.25%
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA, debt covenant				0.97
Subsequent Event | Revolving Credit Facility | JP Morgan Chase Bank, N.A.
Line of Credit Facility [Line Items]
Amount due			$ 0